Investment Property - Disclosure of Detailed Information About Investment Property Explanatory (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Investment Property	₩ 23,034	₩ 0
Transfer	23,034
Acquisition Cost [Member]
Disclosure of detailed information about investment property [line items]
Investment Property	39,669
Accumulated depreciation and amortization [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(16,635)
Gross Carrying Amount
Disclosure of detailed information about investment property [line items]
Investment Property	23,034
Land [member] | Acquisition Cost [Member]
Disclosure of detailed information about investment property [line items]
Investment Property	6,071
Land [member] | Gross Carrying Amount
Disclosure of detailed information about investment property [line items]
Investment Property	6,071
Right Of use Asset Member | Acquisition Cost [Member]
Disclosure of detailed information about investment property [line items]
Investment Property	12,577
Right Of use Asset Member | Accumulated depreciation and amortization [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(2,967)
Right Of use Asset Member | Gross Carrying Amount
Disclosure of detailed information about investment property [line items]
Investment Property	9,610
Buildings | Acquisition Cost [Member]
Disclosure of detailed information about investment property [line items]
Investment Property	21,021
Buildings | Accumulated depreciation and amortization [member]
Disclosure of detailed information about investment property [line items]
Investment Property	(13,668)
Buildings | Gross Carrying Amount
Disclosure of detailed information about investment property [line items]
Investment Property	₩ 7,353